Equity Incentive Plans - Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility ,Minimum	49.60%	46.39%
Expected volatility ,Maximum	51.57%	52.10%
Risk-free interest rate,Minimum	1.07%	0.22%
Risk-free interest rate ,Maximum	1.33%	1.42%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	6 years 29 days	6 years 18 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	5 years 6 months	5 years